Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Accrued expenses and other liabilities	Accrued expenses and other liabilities
Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Salaries and benefits payables	257,207	135,746
Taxes payable	101,487	120,748
Product warranties	41,924	50,426
Accrued costs of the Merger	54,984	54,984
Other payables and accrued charges*	158,938	264,649
Accrued expenses and other current liabilities	614,540	626,553
___________________________
*Other payables and accrued charges primarily include accrual for research and development expenses.

Product warranty

The following table provides a reconciliation of changes in the product warranties:

	Year ended December 31,
	2023	2024
	RMB	RMB
Balance at the beginning of the year	92,148	132,795
Additions	85,161	69,604
Settlements	(44,514)	(41,898)
Balance at the end of the year	132,795	160,501
Including:
Current portion of warranty included in "Accrued expenses and other current liabilities"	41,924	50,426
Non-current portion of warranty included in "Provisions"	90,871	110,075